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                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                       SUPPLEMENT DATED November 7, 1995
                                      to
                         PROSPECTUS DATED May 1, 1995
                          as revised on July 1, 1995
                              and October 2, 1995
                                      for
                      THE ADVISOR'S EDGE VARIABLE ANNUITY
                                  Offered by
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A Missouri Stock Company)

The Weiss, Peck & Greer Core Large-Cap Stock Fund and the Weiss, Peck & Greer Core Small-Cap Stock Fund of the Tomorrow Funds Retirement Trust, as described in the Prospectus, are not currently available for purchase. It is anticipated that they will not be available before January 1, 1996.